Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Jul. 31, 2018	Nov. 30, 2019	Jul. 31, 2018	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenue								$ 130,312
Net loss								(60,160)
Aligned Telehealth Inc [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 82,948	$ 82,948
Payment to acquire busineesses			$ 48,688
Business combination contingent consideration transferred	$ 10
Business combination contingent consideration payable	$ 70,000		70,000
Business combination acquisition costs expensed							1,494
Aligned Telehealth Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Business combination consideration in shares issued or issuable	456,667
Business combination equity interests issued or issuable	$ 34,250		$ 34,250
Avizia, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred							$ 137,804
Payment to acquire busineesses				$ 65,268
Business combination acquisition costs expensed								$ 1,186
Revenue					$ 10,839
Net loss					$ 9,725
Avizia, Inc. [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Business combination consideration in shares issued or issuable		1,115,934
Business combination equity interests issued or issuable		$ 72,536		$ 72,536